Principal Accounting Policies (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal Accounting Policies
Balance at the beginning of the year	¥ 113,253	¥ 77,147	¥ 130,648
Provisions	265,930	40,600	(30,946)
Write-offs	(9,201)	(4,494)	(22,555)
Balance at the end of the year	¥ 369,982	¥ 113,253	¥ 77,147